Description of the Business and Summary of Significant Accounting Policies	Jun. 22, 2023
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Description of the Business and Summary of Significant Accounting Policies
1. Description of the Business and Summary of Significant Accounting Policies
On June 22, 2023, Aeglea BioTherapeutics, Inc. (“Aeglea”, the “Company”, and “our”) acquired, in accordance with the terms of the Agreement and Plan of Merger (the “Acquisition Agreement”), the assets from Spyre Therapeutics, Inc (“Spyre”), a privately held biotechnology company advancing a pipeline of antibody therapeutics through a research and development option agreement (“Paragon Agreement”) with Paragon Therapeutics (“Paragon”). Spyre was incorporated on April 28, 2023, for the purpose of holding rights to certain intellectual property being developed by Paragon.
On September 8, 2023, Aeglea effected a reverse stock split of its Common Stock at a ratio of
1-for-25
(the “Reverse Split”). Except as indicated otherwise, all share numbers related to our Common Stock disclosed in this statement have been adjusted on a post-Reverse Split basis.
The transaction (the “Asset Acquisition”) was structured as a stock-for-stock
transaction pursuant to which all of Spyre’s outstanding equity interests were exchanged based on a fixed exchange ratio of 0.5494488 to 1 for consideration from Aeglea of 517,809 shares of common stock and 364,887 shares of Series A non-voting
convertible preferred stock, par value of $0.0001 per share (“Series A Preferred Stock”) (convertible on a 40 to 1 basis) in addition to the assumption of outstanding and unexercised stock options to purchase 2,734 shares of common stock from the Amended and Restated Spyre 2023 Equity Incentive Plan. The Aeglea common stock and the Aeglea Series A Preferred Stock related to the Asset Acquisition were issued to the Spyre stockholders on July 7, 2023.
The Company concluded that the arrangement meets the definition of an asset acquisition rather than a business combination, as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, Spyre’s option (the “Option”) to exclusively license certain in-process
research and development (“IPR&D”). The Company determined that the Option to license IPR&D was a single asset as the Company’s strategy relies on developing a portfolio of combination treatments that simultaneously address different mechanisms of irritable bowel disease. The Company also determined that the pipeline candidates within the portfolio are similar in nature and risk profile. In addition, the Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the Asset Acquisition.
The Company determined that the cost to acquire the asset was $113.2 million, which was recorded as acquired IPR&D. The fair value of the consideration issued consisted of the 364,887 shares of Series A Preferred Stock (14,595,480 shares of common stock on an as-converted
basis) and 517,809 shares of common stock, valued at $291.08 per share and $7.277 per share, respectively.
The Paragon Agreement provided for an annual equity grant of options to purchase 1% of the then outstanding shares of Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year during the term of the Option, at the fair market value determined by the board of directors of Spyre (the “Parapyre Option Obligation”). In connection with the Asset Acquisition, the Company assumed the rights and obligations of Spyre under the Paragon Agreement, including the Parapyre Option Obligation. As a result, the Parapyre Option Obligation shall continue and Parapyre shall be entitled to receive the equivalent shares of common stock of the Company on the same terms. For additional information, see Note 3.

The Asset Acquisition costs are shown on the following table (in thousands):

As of June 22, 2023
Consideration transferred in Series A Preferred Stock and common stock	$109,979
Transaction costs incurred by Aeglea	3,197

Total cost to acquire asset	$113,176

The Company’s allocation of the purchase price to net assets acquired is as follows (in thousands):

As of June 22, 2023
Acquired in-process research and development	$130,188
Cash acquired	3,035
Accrued liabilities	(20,047)

Total cost to acquire asset	$113,176

In accordance with ASC
730-10-25-2(c),
intangible assets used in research and developmental activities acquired in an asset acquisition should be expensed at the acquisition date if there is no alternative future use in other R&D projects or otherwise (i.e., if they have no economic value). The Company determined that product candidates pertaining to Spyre had no alternative future use at the time of acquisition and recorded $130.2 million to Acquired
In-process
Research and Development Expenses as of the date of acquisition. The difference between this amount and the $113.2 million cost to acquire Spyre represents the net liabilities assumed of $17.0 million.
Basis of Presentation
As a result of acquiring Spyre, and based on the criteria in Rule
3-05
of the Securities and Exchange Commission’s (the “SEC”) Regulation
S-X,
the Company would ordinarily be required to file certain historical audited financial statements for Spyre and corresponding pro forma financial information pursuant to Article 11 of Regulation
S-X.
Further, the historical financial statements could require the inclusion of predecessor entity information, if warranted. However, because the Company believes that Spyre’s full financial statements are not material to the Company’s shareholders and would be of limited value to investors, the Company requested relief from the SEC from the requirements under Rule
3-05
and Article 11 of Regulation
S-X
to file audited financial statements and pro forma financial information in connection with the acquisition of Spyre. In response to the waiver request, the SEC provided the Company with a waiver that it could file an audited Statement of Assets Acquired and Liabilities Assumed from Spyre Therapeutics, Inc. on the basis of the allocation of the Company’s purchase price as of the acquisition date of June 22, 2023. Stand-alone full financial statements related to the assets acquired have not been prepared previously. This financial statement is not intended to be a complete presentation of the financial position, results of operations, or cash flows of Spyre.
The Company determined that it was the acquirer of Spyre under ASC 805 due to the relative voting rights in the combined entity, the composition of the governing body of the combined entity, and the composition of the senior management of the combined entity remaining relatively the same before and after the consummation of the transaction. The Company determined that the future conversion of the Series A Preferred Stock, if approved by the Company’s voting shareholders, was an independent event based on it being outside of the control of the Company and therefore substantive. The Company did not succeed to substantially all of Paragon’s business nor acquire from Paragon any separately identifiable line of business, the Company concluded that Paragon did not meet the definition of predecessor.

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs, which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.
The Company concluded that the arrangement meets the definition of an asset acquisition rather than a business combination, as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, Spyre’s option to exclusively license IPR&D.
The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes pre-acquisition
direct costs recorded in accrued professional and consulting fees. Goodwill is not recognized in asset acquisitions. When a transaction accounted for as an asset acquisition includes an IPR&D asset, the IPR&D asset is only capitalized if it has an alternative future use other than in a particular research and development project. Otherwise, the cost allocated to acquire an IPR&D asset with no alternative future use is charged to expense at the acquisition date.
The Company has not generated any product revenues and has not achieved profitable operations. There is no assurance that profitable operations will ever be achieved, and, if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and nonclinical testing, and commercialization of the Company’s product candidates will require significant additional financing before a commercial drug can be produced and marketed.
The Company is subject to a number of risks similar to other life science companies, including, but not limited to, risks related to the successful discovery, development, and commercialization of product candidates, raising additional capital, development of competing drugs and therapies, protection of proprietary technology and market acceptance of the Company’s product candidates. As a result of these and other factors and the related uncertainties, there can be no assurance of the Company’s future success.
In April 2023, the Board of Directors approved a restructuring of the Company’s workforce pursuant to which the Company’s workforce was reduced by approximately 83%, retaining approximately 10 employees. Additionally, the Company announced interim results from its ongoing Phase 1/2 clinical trial of pegtarviliase for the treatment of classical homocystinuria. Following a review of the interim results and other business considerations, the Company explored strategic alternatives with the goal of maximizing stockholder value, including possible business combinations and/or a divestiture of the Company’s clinical programs.
On June 22, 2023, the Company acquired the net liabilities from Spyre. Additionally, on June 26, 2023, the Company completed a private placement of shares of Series A Preferred Stock and sold an aggregate of 721,452 shares of Series A Preferred Stock for an aggregate purchase price of approximately $210.0 million before deducting approximately $12.7 million placement agent and other offering expenses. In accordance with ASC
205-40,
Going Concern, in connection with the preparation of the statement of assets acquired and liabilities assumed of Spyre, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statement is available to be issued. Our Series A Preferred Stock agreement requires us to seek stockholder approval for the conversion of the Series A Preferred Stock to Common Stock. The Company has agreed to hold a stockholders’ meeting to submit this matter to its stockholders for their consideration. In connection with this, the Company filed with the SEC a preliminary proxy statement and other relevant materials. The stockholder meeting has not occurred as of October 6, 2023. If our stockholders do not timely approve the conversion of our Series A Preferred Stock, then the holders of our Series A Preferred Stock are entitled to require us to settle their shares of Series A Preferred Stock for cash at a price per share equal to the fair value of the Series A Preferred Stock, as described in our Certificate of Designation relating to the Series A Preferred Stock. The cash redemption is not in our control and raises substantial doubt about our ability to continue as a going concern. The accompanying financial statement assumes the Company will continue as a going concern through the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and certain financial statement disclosures. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, and equity and the amount of revenues and expenses. Actual results could differ significantly from those estimates. Key estimates that management considers in the preparation of the Company’s financial statements relate to accrued option costs payable to Paragon and the valuation of consideration transferred. The consideration transferred in acquiring IPR&D in connection with the acquisition of Spyre was comprised of the Company’s common stock and shares of Series A preferred stock. To determine the fair value of the equity transferred, the Company considered the per share value of its concurrent private financing transaction, which was an over-subscribed financing event involving a group of investors.
Cash and Cash Equivalents
As of June
 22
, 2
023,
Spyre held $3.0 million in cash and cash equivalents, which consisted of a single deposit account denominated in U.S. dollars. At June 22, 2023, U.S. cash deposits in excess of the Federal Deposit Insurance Corporation’s insured limit were $2.8 million.
Accrued Liabilities
Accrued liabilities primarily consist of research initiation fees, reimbursable expenses under the Paragon Agreement for historical costs incurred by Paragon, professional and consulting fees, and the fair of assumed Parapyre Option Obligation.